SHORT TERM BORROWINGS (Details) $ in Thousands	1 Months Ended												12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) item	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)
Short term borrowings
Bank borrowings														$ 53,364			$ 38,659
Long-term loans due within one year																¥ 500,000,000	72,640
Short-term borrowings, Total														53,364			111,299
Amount borrowed													$ 37,176	54,126	$ 59,404
Amount repaid													60,610	55,359	20,860
Number of Third Party Investors | item						4
Bank borrowings
Short term borrowings
Interest expense													$ 1,725	$ 1,734	$ 2,466
Weighted average effective interest rate (as a percent)													4.20%	3.30%	5.60%
iKang Online | Xiamen International Bank | Maximum
Short term borrowings
Bank borrowings												$ 77,543
iKang Online | Xiamen International Bank | Bank borrowings
Short term borrowings
Short-term borrowings, Total														$ 30,877
Term of loan										1 year	1 year	1 year
Amount borrowed										$ 10,861	$ 6,058	$ 13,958
Annual interest rate (as a percent)												2.22%
iKang Online | China Minsheng Bank | Bank borrowings
Short term borrowings
Short-term borrowings, Total														$ 7,754
Term of loan						1 year	1 year
Amount borrowed						$ 2,481	$ 5,273
Annual interest rate (as a percent)							4.35%
iKang Online | Industrial and Commercial bank of China | Bank borrowings
Short term borrowings
Short-term borrowings, Total																	5,811
Term of loan			6 months		1 year
Amount borrowed			$ 2,905		$ 2,906
Annual interest rate (as a percent)			4.35%		4.35%
iKang Holding | China Merchants Bank | Bank borrowings
Short term borrowings
Short-term borrowings, Total																	11,056
Term of loan				15 months	18 months	2 years					10 months
Amount borrowed				$ 2,179	$ 3,632						$ 7,754
Amount repaid	$ 73	$ 73			$ 218
Annual interest rate (as a percent)				4.75%	4.75%	4.75%					7.20%
iKang Holding | Two year loan framework agreement with China Merchants bank signed in December 2015 | Bank borrowings
Short term borrowings
Amount repaid		$ 5,957
iKang Holding | Bank of China | Bank borrowings
Short term borrowings
Term of loan						1 year
Amount borrowed						$ 1,551		$ 3,102	$ 2,326
Annual interest rate (as a percent)						4.35%		4.60%	4.60%
iKang Holding | HSBC | Bank borrowings
Short term borrowings
Short-term borrowings, Total																	$ 4,358
Term of loan		1 year
Amount borrowed		$ 7,263
Amount repaid	$ 2,905
Annual interest rate (as a percent)		4.13%
iKang Holding | Xingye Bank | Bank borrowings
Short term borrowings
Term of loan		1 year
Amount borrowed		$ 14,528
Annual interest rate (as a percent)		4.35%
iKang Shanghai Yangpu | Bank of China | Bank borrowings
Short term borrowings
Term of loan	1 year
Amount borrowed	$ 2,906
Annual interest rate (as a percent)																4.35%	4.35%